Post-employment benefit obligations - Disclosure of movements in fair value of plan assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value of plan assets [line items]
Assets, beginning of year	$ 20,984
Assets, end of year	22,973	$ 20,984
Plan assets [Member]
Disclosure of fair value of plan assets [line items]
Assets, beginning of year	20,984	19,639
Return on assets	1,048	976
Actuarial gain	1,092	369
Employer contributions	1,180	1,308
Benefits paid	(1,331)	(1,308)
Assets, end of year	$ 22,973	$ 20,984